RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Advertising agency business
Schedule of Related Party Transaction

Revenue from the related parties recognized in the consolidated financial statements and the corresponding payments received from the related parties for the year ended December 31, 2010, 2011 and 2012 are as follows:

Revenue from related parties	2010	2011	2012
Chongqing Changhui	—	1,107	114
Aegis Media	5,909	5,841	6,923
Wasu Digital	—	—	477

Total	5,909	6,948	7,514

Receipts of payments from related parties	2010	2011	2012
Chongqing Changhui	—	5,626	8,114
Aegis Media	5,147	3,257	28,867
Wasu Digital	—	—	76

Total	5,147	8,883	37,057

In respect of the purchase of advertising services, the payments made to the related parties for the purchase of advertising services for the year ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
Aegis Media	1,118	5,109	21,615
Wasu Digital	—	385	43

Total	1,118	5,494	21,658

Other Transactions
Schedule of Related Party Transaction

The related party balances as of December 31, 2011 and 2012 were US$3,494 and US$1,938 in amounts due from related parties and US$4,460 and US$13,310 in amounts due to related parties mostly in connection with the advertising services provided to or received from the following related parties, respectively. The balances with related parties were due within one year.

Amounts due from related parties	December 31, 2011	December 31, 2012
Chunqiu Charm Culture	22	—
Mr. Zhu Hong Gang	346	—
Aegis Media	1,723	571
Chongqing Changhui	1,403	1,133
Wasu Digital	—	154
Mr. Fu Rao	—	80

Total	3,494	1,938

Amounts due to related parties	December 31, 2011	December 31, 2012
Wasu Digital	206	751
Mr. Zhu Hong Gang	162	164
Aegis Media	4,092	12,226
Chongqing Changhui	—	169

Total	4,460	13,310